Retirement plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Maximum employer annual contribution per employee, percent	4.50%
Contributions to plan	$ 116,850	$ 115,120	$ 111,100